Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income	$ 2,444,253	$ 2,988,909	$ 12,374,995
Other Comprehensive Income (Loss) – Currency Translation Adjustment	59,698	(32,523)	(5,814)
Comprehensive Income	2,503,951	2,956,386	12,369,181
Comprehensive Income (Loss) Attributable to Redeemable Non-Controlling Interests in Consolidated Entities	(199,998)	(163,263)	5,740
Comprehensive Income Attributable to Non-Controlling Interests in Consolidated Entities	224,155	107,766	1,625,306
Comprehensive Income Attributable to Non-Controlling Interests in Blackstone Holdings	1,080,572	1,272,101	4,884,533
Comprehensive Income Attributable to Non-Controlling Interests	1,104,729	1,216,604	6,515,579
Comprehensive Income Attributable to Blackstone Inc.	$ 1,399,222	$ 1,739,782	$ 5,853,602